Equity Method Investments and Related Party Transactions Disclosure - Equity Method Investments and Related Party Transactions (Summarized Financial Information of Equity Method Investees) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014		Oct. 20, 2014		Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets	$ 3,408	[1]	$ 9,095	[2]	$ 32,832
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	20,376	[1]	3,053	[2]	30,765
Equity Method Investment, Summarized Financial Information, Current Liabilities	7,321	[1]	86,735	[2]	46,706
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	18,754	[1]	0	[2]	23,905
Equity Method Investment, Summarized Financial Information, Redeemable Preferred Stock	$ 23,734	[1]	$ 0	[2]	$ 23,542

[1]	Represents SoloHealth only
[2]	Represents the Joint Venture only